Note 3 - Balance Sheet Components - Schedule of Accrued Expenses (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Payroll-related liabilities	$ 294,985	$ 986,691	$ 114,337
Other accrued expenses	552,781	270,881	602,594
Total accrued expenses	$ 847,766	$ 1,257,572	$ 716,931